Gotham 1000 Value ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 0.4%
Omnicom Group, Inc.	236	$15,012
The Interpublic Group of Company, Inc.	1,076	29,622
		44,634
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (1)	1,313	53,308
General Dynamics Corp.	198	43,808
L3Harris Technologies, Inc.	22	5,317
Lockheed Martin Corp.	89	38,266
		140,699
Agriculture - 1.4%
Altria Group, Inc.	1,213	50,667
Archer-Daniels-Midland Co.	259	20,098
Bunge Ltd.	663	60,128
Darling Ingredients, Inc. (1)	18	1,076
Philip Morris International, Inc.	282	27,845
		159,814
Apparel - 2.1%
Capri Holdings Ltd. (1)	134	5,495
Carter's, Inc.	256	18,043
Columbia Sportswear Co.	494	35,361
Levi Strauss & Co. - Class A	1,463	23,876
PVH Corp.	358	20,370
Ralph Lauren Corp. - Class A	386	34,605
Steven Madden Ltd.	320	10,307
Tapestry, Inc.	1,045	31,893
Under Armour, Inc. - Class C (1)	3,906	29,608
VF Corp.	737	32,553
		242,111
Auto Manufacturers - 0.2%
Cummins, Inc.	22	4,258
General Motors Co. (1)	567	18,008
		22,266
Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	1,011	38,873
BorgWarner, Inc.	959	32,002
		70,875
Banks - 3.2%
Ameris Bancorp	293	11,773
Bank of America Corp.	148	4,607
Bank of Hawaii Corp.	29	2,158
Bank of Montreal	407	39,141
Bank OZK	136	5,104
Canadian Imperial Bank of Commerce	166	8,058
Citigroup, Inc.	646	29,710
Citizens Financial Group, Inc.	390	13,919
Eastern Bankshares, Inc.	426	7,864
First BanCorp/Puerto Rico	718	9,269
Hancock Whitney Corp.	879	38,966
JPMorgan Chase & Co.	157	17,680
KeyCorp	1,429	24,622
PacWest Bancorp	446	11,890
Regions Financial Corp.	867	16,256
State Street Corp.	22	1,356
Synovus Financial Corp.	228	8,220
The Bank of Nova Scotia	192	11,368
The Goldman Sachs Group, Inc.	99	29,405
Truist Financial Corp.	272	12,901
U.S. Bancorp	122	5,615
Umpqua Holdings Corp.	720	12,074
Wells Fargo & Co.	853	33,412
Western Alliance Bancorp	122	8,613
Zions Bancorp N.A.	10	509
		364,490
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	52	29,323
Molson Coors Brewing Co. - Class B	186	10,139
		39,462
Biotechnology - 3.6%
Amgen, Inc.	89	21,654
Biogen, Inc. (1)	36	7,342
Exelixis, Inc. (1)	2,410	50,176
Gilead Sciences, Inc.	780	48,212
Halozyme Therapeutics, Inc. (1)	299	13,156
Horizon Therapeutics PLC (1)	349	27,836
Moderna, Inc. (1)	413	58,997
Regeneron Pharmaceuticals, Inc. (1)	107	63,251
United Therapeutics Corp. (1)	139	32,754
Vertex Pharmaceuticals, Inc. (1)	91	25,643
Vir Biotechnology, Inc. (1)	2,346	59,752
		408,773
Building Materials - 2.4%
Boise Cascade Co.	559	33,255
Builders FirstSource, Inc. (1)	768	41,241
Carrier Global Corp.	679	24,213
Eagle Materials, Inc.	346	38,039
Louisiana-Pacific Corp.	835	43,762
Owens Corning	515	38,270
Simpson Manufacturing Co., Inc.	65	6,540
Summit Materials, Inc. - Class A (1)	1,178	27,436
Trex Co., Inc. (1)	336	18,285
		271,041
Chemicals - 3.8%
Ashland Global Holdings, Inc.	461	47,506
CF Industries Holdings, Inc.	695	59,582
Dow, Inc.	833	42,991
Eastman Chemical Co.	18	1,616
Huntsman Corp.	773	21,915
Linde PLC	34	9,776
LyondellBasell Industries NV	598	52,301
Methanex Corp.	1,135	43,391
Nutrien Ltd. (1)	549	43,750
Olin Corp.	964	44,614
The Chemours Co.	1,019	32,628
The Mosaic Co.	306	14,452
Tronox Holdings PLC	1,002	16,834
		431,356
Coal - 0.3%
Alpha Metallurgical Resources, Inc.	219	28,279

Commercial Services - 3.4%
AMN Healthcare Services, Inc. (1)	488	53,538
Automatic Data Processing, Inc.	5	1,050
Booz Allen Hamilton Holding Corp.	267	24,126
FleetCor Technologies, Inc. (1)	60	12,607
Gartner, Inc. (1)	55	13,301
Grand Canyon Education, Inc. (1)	475	44,740
Insperity, Inc.	124	12,379
John Wiley & Sons, Inc. - Class A	84	4,012
Korn Ferry	810	46,996
ManpowerGroup, Inc.	308	23,534
PayPal Holdings, Inc. (1)	134	9,359
Ritchie Bros Auctioneers, Inc.	47	3,058
Robert Half International, Inc.	320	23,965
Service Corp. International	458	31,657
The Brink's Co.	616	37,397
TriNet Group, Inc. (1)	638	49,522
		391,241
Computers - 3.2%
Accenture PLC - Class A	10	2,777
Amdocs Ltd.	113	9,414
Apple, Inc.	61	8,340
CACI International, Inc. (1)	106	29,869
CGI, Inc. - Class A (1)	419	33,378
Dell Technologies, Inc. - Class C	1,029	47,550
DXC Technology Co. (1)	705	21,369
Hewlett Packard Enterprise Co.	460	6,100
HP, Inc.	989	32,419
International Business Machines Corp.	234	33,038
Lumentum Holdings, Inc. (1)	185	14,693
Maximus, Inc.	222	13,877
NetApp, Inc.	339	22,116
Science Applications International Corp.	237	22,065
Seagate Technology Holdings PLC	419	29,933
Western Digital Corp. (1)	850	38,105
		365,043
Cosmetics & Personal Care - 0.1%
Coty, Inc. (1)	1,035	8,290
The Procter & Gamble Co.	20	2,876
		11,166
Distribution & Wholesale - 0.1%
Copart, Inc. (1)	47	5,107

Diversified Financial Services - 5.8%
Affiliated Managers Group, Inc.	275	32,065
Ally Financial, Inc.	1,003	33,611
Ameriprise Financial, Inc.	24	5,704
Capital One Financial Corp.	364	37,925
Cohen & Steers, Inc.	251	15,961
Coinbase Global, Inc. - Class A (1)	179	8,417
Credit Acceptance Corp. (1)	72	34,086
Discover Financial Services	294	27,807
Enact Holdings, Inc.	517	11,105
Evercore, Inc. - Class A	375	35,104
Franklin Resources, Inc.	1,052	24,522
Houlihan Lokey, Inc. - Class A	324	25,573
Intercontinental Exchange, Inc.	411	38,650
Intercorp Financial Services, Inc.	175	4,095
Invesco Ltd.	1,913	30,857
Janus Henderson Group PLC	1,202	28,259
Jefferies Financial Group, Inc.	857	23,670
Mr Cooper Group, Inc. (1)	1,543	56,690
Nelnet, Inc. - Class A	330	28,132
OneMain Holdings, Inc.	802	29,979
SEI Investments Co.	238	12,857
Stifel Financial Corp.	22	1,232
Synchrony Financial	1,201	33,172
T. Rowe Price Group, Inc.	141	16,019
The Western Union Co.	3,350	55,174
TPG, Inc. - Class A	643	15,374
		666,040
Electric - 2.1%
Exelon Corp.	1,487	67,391
NRG Energy, Inc.	1,558	59,469
Public Service Enterprise Group, Inc.	754	47,713
The AES Corp.	2,490	52,315
TransAlta Corp.	935	10,659
		237,547
Electronics - 1.0%
Atkore, Inc. (1)	403	33,453
Hubbell, Inc.	63	11,250
Jabil, Inc.	733	37,537
Sanmina Corp. (1)	112	4,562
Vishay Intertechnology, Inc.	621	11,066
Vontier Corp.	895	20,576
		118,444
Engineering & Construction - 0.0% (3)
EMCOR Group, Inc.	5	515
Jacobs Engineering Group, Inc.	23	2,924
		3,439
Entertainment - 0.8%
International Game Technology PLC	723	13,419
Penn National Gaming, Inc. (1)	728	22,146
SeaWorld Entertainment, Inc. (1)	195	8,615
Vail Resorts, Inc.	153	33,361
Warner Music Group Corp. - Class A	502	12,229
		89,770
Food - 3.8%
Albertsons Cos, Inc.	1,317	35,190
Campbell Soup Co.	434	20,854
Conagra Brands, Inc.	233	7,978
General Mills, Inc.	259	19,542
Kellogg Co.	323	23,043
Pilgrim's Pride Corp. (1)	1,748	54,590
Post Holdings, Inc. (1)	492	40,516
Sanderson Farms, Inc.	313	67,461
Sprouts Farmers Market, Inc. (1)	1,644	41,626
The J.M. Smucker Co.	138	17,665
The Kraft Heinz Co.	894	34,097
The Kroger Co.	487	23,050
Tyson Foods, Inc. - Class A	548	47,161
		432,773
Forest Products & Paper - 0.9%
International Paper Co.	1,225	51,242
West Fraser Timber Co Ltd.	722	55,399
		106,641
Gas - 0.1%
National Fuel Gas Co.	169	11,162

Hand & Machine Tools - 0.2%
Snap-on, Inc.	126	24,826

Healthcare - Products - 2.5%
Abbott Laboratories	121	13,147
DENTSPLY SIRONA, Inc.	582	20,795
Globus Medical, Inc. - Class A (1)	47	2,639
Henry Schein, Inc. (1)	21	1,611
Hologic, Inc. (1)	879	60,915
LivaNova PLC (1)	27	1,687
Medtronic PLC	298	26,745
Patterson Cos, Inc.	149	4,515
PerkinElmer, Inc.	131	18,631
QIAGEN NV (1)	869	41,017
QuidelOrtho Corp. (1)	642	62,389
Teleflex, Inc.	71	17,455
Zimmer Biomet Holdings, Inc.	142	14,918
		286,464
Healthcare - Services - 2.3%
Amedisys, Inc. (1)	221	23,232
Centene Corp. (1)	42	3,554
Chemed Corp.	47	22,061
DaVita, Inc. (1)	525	41,979
Elevance Health, Inc.	22	10,617
HCA Healthcare, Inc.	105	17,646
Laboratory Corp of America Holdings	162	37,966
Molina Healthcare, Inc. (1)	68	19,013
Quest Diagnostics, Inc.	392	52,128
Tenet Healthcare Corp. (1)	262	13,771
Universal Health Services, Inc. - Class B	166	16,718
		258,685
Home Builders - 0.8%
Skyline Champion Corp. (1)	783	37,130
Thor Industries, Inc.	732	54,702
		91,832
Home Furnishings - 0.8%
Sonos, Inc. (1)	1,625	29,315
Tempur Sealy International, Inc.	986	21,071
Whirlpool Corp.	259	40,111
		90,497
Household Products & Wares - 0.0% (3)
Church & Dwight Co., Inc.	32	2,965

Insurance - 7.1%
Alleghany Corp. (1)	57	47,487
American Equity Investment Life Holding Co.	333	12,178
American International Group, Inc.	953	48,727
Assured Guaranty Ltd.	30	1,674
Axis Capital Holdings Ltd.	923	52,694
Berkshire Hathaway, Inc. - Class B (1)	131	35,766
Brighthouse Financial, Inc. (1)	292	11,978
Chubb Ltd.	113	22,214
Cincinnati Financial Corp.	30	3,569
CNA Financial Corp.	465	20,878
Equitable Holdings, Inc.	521	13,582
Essent Group Ltd.	991	38,550
Everest Re Group Ltd.	128	35,876
Fidelity National Financial, Inc.	1,181	43,650
First American Financial Corp.	814	43,077
Jackson Financial, Inc.	674	18,029
Lincoln National Corp.	491	22,964
Loews Corp.	921	54,578
Manulife Financial Corp.	2,797	48,472
Markel Corp. (1)	13	16,812
MGIC Investment Corp.	390	4,914
Old Republic International Corp.	1,702	38,057
Prudential Financial, Inc.	134	12,821
Radian Group, Inc.	1,833	36,018
Sun Life Financial, Inc.	581	26,616
The Hartford Financial Services Group, Inc.	97	6,347
The Travelers Companies, Inc.	66	11,163
Voya Financial, Inc.	748	44,528
W.R. Berkley Corp.	184	12,560
Willis Towers Watson PLC	154	30,398
		816,177
Internet - 1.0%
Alphabet, Inc. - Class A (1)	3	6,538
eBay, Inc.	1,126	46,920
F5, Inc. (1)	24	3,673
Meta Platforms, Inc. - Class A (1)	158	25,477
NortonLifeLock, Inc.	1,537	33,753
VeriSign, Inc. (1)	2	335
		116,696
Investment Companies - 1.1%
FS KKR Capital Corp.	3,098	60,163
Main Street Capital Corp.	624	24,043
Owl Rock Capital Corp.	462	5,696
Prospect Capital Corp.	5,829	40,745
		130,647
Iron & Steel - 1.4%
Cleveland-Cliffs, Inc. (1)	1,382	21,241
Nucor Corp.	440	45,940
Reliance Steel & Aluminum Co.	155	26,328
Steel Dynamics, Inc.	653	43,196
United States Steel Corp.	1,562	27,976
		164,681
Lodging - 0.9%
Boyd Gaming Corp.	810	40,298
Choice Hotels International, Inc.	183	20,428
MGM Resorts International	213	6,166
Wyndham Hotels & Resorts, Inc.	543	35,686
		102,578
Machinery - Construction & Mining - 0.0% (3)
Caterpillar, Inc.	24	4,290

Machinery - Diversified - 0.6%
Ingersoll Rand, Inc.	74	3,114
Nordson Corp.	8	1,619
Otis Worldwide Corp.	163	11,519
Westinghouse Air Brake Technologies Corp.	70	5,746
Zurn Water Solutions Corp.	1,888	51,429
		73,427
Media - 3.7%
Cable One, Inc.	5	6,447
Charter Communications, Inc. - Class A (1)	86	40,294
Comcast Corp. - Class A	924	36,258
Fox Corp. - Class A	945	30,391
News Corp. - Class A	2,522	39,293
Nexstar Media Group, Inc.	295	48,050
Shaw Communications, Inc. - Class B	1,218	35,882
Sirius XM Holdings, Inc.	3,253	19,941
TEGNA, Inc.	2,323	48,713
The New York Times Co. - Class A	857	23,910
ViacomCBS, Inc. - Class B	927	22,878
Warner Bros Discovery, Inc. (1)	2,506	33,631
World Wrestling Entertainment, Inc. - Class A	505	31,557
		417,245
Metal Fabricate & Hardware - 0.5%
Mueller Industries, Inc.	999	53,237

Mining - 2.6%
Alcoa Corp.	537	24,476
Barrick Gold Corp.	2,334	41,288
Franco-Nevada Corp.	1	132
Freeport-McMoRan, Inc.	1,358	39,735
Pan American Silver Corp.	640	12,589
Southern Copper Corp.	1,017	50,657
SSR Mining, Inc.	2,711	45,274
Teck Resources Ltd. - Class B	1,055	32,251
Yamana Gold, Inc.	12,005	55,823
		302,225
Miscellaneous Manufacturers - 1.5%
3M Co.	207	26,788
A.O. Smith Corp.	54	2,953
General Electric Co.	561	35,719
Hillenbrand, Inc.	1,173	48,046
Parker-Hannifin Corp.	131	32,232
Textron, Inc.	323	19,726
		165,464
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	27	7,937

Oil & Gas - 8.1%
Antero Resources Corp. (1)	200	6,130
APA Corp.	992	34,621
Canadian Natural Resources Ltd.	937	50,298
Cenovus Energy, Inc.	1,844	35,054
Chevron Corp.	376	54,437
CNX Resources Corp. (1)	1,859	30,599
Comstock Resources, Inc. (1)	2,497	30,164
ConocoPhillips	228	20,477
Crescent Point Energy Corp.	726	5,169
CVR Energy, Inc.	91	3,048
Denbury, Inc. (1)	452	27,115
Devon Energy Corp.	253	13,943
Diamondback Energy, Inc.	236	28,591
EOG Resources, Inc.	280	30,923
EQT Corp.	332	11,421
Exxon Mobil Corp.	619	53,011
Imperial Oil Ltd.	1,097	51,680
Marathon Oil Corp.	1,950	43,836
Marathon Petroleum Corp.	448	36,830
Murphy Oil Corp.	25	755
Oasis Petroleum, Inc.	361	43,916
Occidental Petroleum Corp.	503	29,617
Ovintiv, Inc.	603	26,647
PDC Energy, Inc.	537	33,085
Phillips 66	525	43,045
Pioneer Natural Resources Co.	159	35,470
Suncor Energy, Inc.	1,492	52,324
Valero Energy Corp.	398	42,299
Vermilion Energy, Inc.	2,376	45,287
		919,792
Packaging & Containers - 0.5%
Greif, Inc. - Class A	442	27,572
Sealed Air Corp.	225	12,987
Westrock Co.	532	21,195
		61,754
Pharmaceuticals - 3.1%
AbbVie, Inc.	107	16,388
AmerisourceBergen Corp.	53	7,498
Bausch Health Cos, Inc. (1)	2,073	17,330
Cigna Corp.	90	23,717
CVS Health Corp.	385	35,674
Johnson & Johnson	43	7,633
McKesson Corp.	71	23,161
Merck & Co., Inc.	382	34,827
Organon & Co.	977	32,974
Perrigo Co. PLC	817	33,146
Pfizer, Inc.	1,053	55,209
Prestige Consumer Healthcare, Inc. (1)	372	21,873
Viatris, Inc.	4,543	47,565
		356,995
Pipelines - 1.1%
Cheniere Energy, Inc.	373	49,620
DT Midstream, Inc.	239	11,716
ONEOK, Inc.	471	26,141
Pembina Pipeline Corp.	677	23,932
Targa Resources Corp.	139	8,294
The Williams Companies, Inc.	277	8,645
		128,348
Private Equity - 1.0%
Ares Management Corp.	12	682
Blackstone, Inc. - Class A	337	30,745
Brookfield Asset Management, Inc. - Class A	910	40,468
KKR & Co., Inc.	490	22,682
The Carlyle Group, Inc.	767	24,283
		118,860
Real Estate - 0.8%
CBRE Group, Inc. (1)	186	13,692
Cushman & Wakefield PLC (1)	405	6,172
Jones Lang LaSalle, Inc. (1)	151	26,404
Kennedy-Wilson Holdings, Inc.	234	4,432
The Howard Hughes Corp. (1)	207	14,086
Tricon Residential, Inc.	2,899	29,396
		94,182
Real Estate Investment Trusts (REITs) - 0.8%
PotlatchDeltic Corp.	949	41,936
Weyerhaeuser Co.	1,378	45,640
		87,576
Retail - 6.8%
Academy Sports & Outdoors, Inc.	692	24,594
AutoNation, Inc. (1)	419	46,827
AutoZone, Inc. (1)	3	6,447
Bath & Body Works, Inc.	1,566	42,157
Best Buy Co., Inc.	694	45,242
Dick's Sporting Goods, Inc.	451	33,992
Dillard's, Inc. - Class A	109	24,042
Foot Locker, Inc.	469	11,842
Group 1 Automotive, Inc.	265	44,997
Lowe's Companies, Inc.	183	31,965
Macy's, Inc.	1,745	31,968
McDonald's Corp.	20	4,937
Murphy USA, Inc.	185	43,081
Nordstrom, Inc.	1,271	26,856
O'Reilly Automotive, Inc. (1)	36	22,743
Papa John's International, Inc.	59	4,928
Penske Automotive Group, Inc.	371	38,840
Restaurant Brands International, Inc.	504	25,276
RH (1)	53	11,250
Ross Stores, Inc.	437	30,690
Rush Enterprises, Inc. - Class A	180	8,676
Signet Jewelers Ltd.	578	30,900
Target Corp.	173	24,433
The Home Depot, Inc.	36	9,874
The TJX Companies, Inc.	555	30,997
Ulta Beauty, Inc. (1)	47	18,117
Victoria's Secret & Co. (1)	844	23,607
Walgreens Boots Alliance, Inc.	940	35,626
Williams-Sonoma, Inc.	387	42,938
		777,842
Savings & Loans - 0.7%
New York Community Bancorp, Inc.	4,484	40,939
Pacific Premier Bancorp, Inc.	1,207	35,293
		76,232
Semiconductors - 2.8%
Amkor Technology, Inc.	32	542
Applied Materials, Inc.	216	19,652
Broadcom, Inc.	27	13,117
Diodes, Inc. (1)	179	11,558
IPG Photonics Corp. (1)	278	26,168
KLA Corp.	30	9,572
Lam Research Corp.	36	15,341
Microchip Technology, Inc.	145	8,422
Micron Technology, Inc.	672	37,148
MKS Instruments, Inc.	349	35,818
NXP Semiconductors NV	164	24,277
ON Semiconductor Corp. (1)	13	654
Power Integrations, Inc.	128	9,601
Qorvo, Inc. (1)	202	19,053
QUALCOMM, Inc.	278	35,512
Semtech Corp. (1)	43	2,364
Skyworks Solutions, Inc.	180	16,675
Synaptics, Inc. (1)	77	9,090
Teradyne, Inc.	164	14,686
Texas Instruments, Inc.	59	9,065
		318,315
Software - 2.1%
ACI Worldwide, Inc. (1)	925	23,948
Activision Blizzard, Inc.	273	21,256
Akamai Technologies, Inc. (1)	122	11,142
CDK Global, Inc.	332	18,184
Dropbox, Inc. - Class A (1)	454	9,530
Fair Isaac Corp. (1)	23	9,221
Fiserv, Inc. (1)	290	25,801
Open Text Corp.	213	8,060
Paychex, Inc.	35	3,985
Playtika Holding Corp. (1)	686	9,083
SS&C Technologies Holdings, Inc.	569	33,042
Teradata Corp. (1)	995	36,825
Ziff Davis, Inc. (1)	446	33,240
		243,317
Telecommunications - 1.4%
AT&T, Inc.	483	10,124
BCE, Inc.	202	9,934
Cisco Systems, Inc.	765	32,619
Corning, Inc.	1,015	31,983
Iridium Communications, Inc. (1)	159	5,972
Lumen Technologies, Inc.	3,444	37,574
T-Mobile US, Inc. (1)	139	18,701
Verizon Communications, Inc.	213	10,810
		157,717
Transportation - 2.7%
Canadian National Railway Co.	5	562
CSX Corp.	483	14,036
Expeditors International of Washington, Inc.	524	51,069
FedEx Corp.	157	35,594
Knight-Swift Transportation Holdings, Inc.	160	7,406
Landstar System, Inc.	132	19,196
Matson, Inc.	750	54,660
Norfolk Southern Corp.	63	14,319
Ryder System, Inc.	123	8,740
Schneider National, Inc. - Class B	760	17,009
Union Pacific Corp.	36	7,678
United Parcel Service, Inc. - Class B	211	38,516
XPO Logistics, Inc. (1)	718	34,579
		303,364
Total Common Stock
(Cost $12,155,023)		11,416,340

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 1.289% (2)	10,147	10,147
Total Short-Term Investments
(Cost $10,147)		10,147

Total Investments in Securities - 100.0%
(Cost $12,165,170)		11,426,487
Assets in excess of other liabilities - 0.0% (3)		2,750
Total Net Assets - 100.0%		$11,429,237

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of June 30, 2022.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Gotham 1000 Value ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$11,416,340	$–	$–	$11,416,340
Short-Term Investments	–	10,147	–	–	10,147
Total Investments in Securities	$–	$11,426,487	$–	$–	$11,426,487

(1) See Schedule of Investments for the industry breakout.